Aggregate Amount and Per Share Effect of Tax Holidays (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Holiday [Line Items]
Aggregate amount:	$ 3,382	$ 2,361	$ 2,093
Basic Share
Income Tax Holiday [Line Items]
Per share effect-basic	$ 0.01	$ 0.00	$ 0.00
Diluted Share
Income Tax Holiday [Line Items]
Per share effect-basic	$ 0.01	$ 0.00	$ 0.00